Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments [Abstract]
Information about Certain Financial Assets and Liabilities

The following table provides additional information about certain of our financial assets and liabilities:
	As of December 31,
(MILLIONS OF DOLLARS)	2013	2012
Selected financial assets measured at fair value on a recurring basis(a)
Trading securities(b)	$126	$142
Available-for-sale debt securities(c)	34,899	32,584
Available-for-sale money market funds(d)	945	1,727
Available-for-sale equity securities, excluding money market funds(c)	356	263
Derivative financial instruments in receivable positions(e):
Interest rate swaps	468	1,036
Foreign currency swaps	871	194
Foreign currency forward-exchange contracts	172	152
	37,837	36,098
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost(c), (f)	9,139	1,459
Private equity securities, carried at equity method or at cost(f), (g)	2,270	1,239
	11,409	2,698
Total selected financial assets	$49,246	$38,796
Financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(h):
Interest rate swaps	$301	$33
Foreign currency swaps	110	428
Foreign currency forward-exchange contracts	219	243
	630	704
Other financial liabilities(i)
Short-term borrowings, carried at historical proceeds, as adjusted(f)	6,027	6,424
Long-term debt, carried at historical proceeds, as adjusted(j), (k)	30,462	31,036
	36,489	37,460
Total selected financial liabilities	$37,119	$38,164

(a)
We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 or Level 3 inputs.

(b)	Trading securities are held in trust for legacy business acquisition severance benefits.

(c)	Gross unrealized gains and losses are not significant.

(d)
Includes $408 million as of December 31, 2012 of money market funds held in trust in connection with the asbestos litigation involving Quigley Company, Inc., (Quigley), then a wholly owned subsidiary. In the fourth quarter of 2013, the amended reorganization plan for Quigley became effective. For information about the disposition of the money market fund investment in connection with the amended reorganization plan for Quigley becoming effective, see Note 17A5. Commitments and Contingencies: Certain Matters Resolved in 2013.

(e)
Designated as hedging instruments, except for certain contracts used as offsets; namely, interest rate swaps with fair values of $38 million, foreign currency swaps with fair values of $30 million and foreign currency forward-exchange contracts with fair values of $66 million as of December 31, 2013; and, foreign currency forward-exchange contracts with fair values of $102 million as of December 31, 2012.

(f)
The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2013 or December 31, 2012. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs.

(g)
Our private equity securities represent investments in the life sciences sector. The increase in 2013 primarily reflects an increased investment in our equity-method investment in China. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.

(h)
Designated as hedging instruments, except for certain foreign currency contracts used as offsets; namely, foreign currency swaps with fair values of $76 million and foreign currency forward-exchange contracts with fair values of $77 million as of December 31, 2013; and foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $129 million as of December 31, 2012.

(i)
Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.

(j)	Includes foreign currency debt with fair values of $651 million as of December 31, 2013 and $809 million as of December 31, 2012, which are used as hedging instruments.

(k)
The fair value of our long-term debt (not including the current portion of long-term debt) is $35.1 billion as of December 31, 2013 and $37.5 billion as of December 31, 2012. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.

Selected Financial Assets and Liabilities Presented in the Condensed Consolidated Balance Sheets

The following table provides the classification of these selected financial assets and liabilities in our consolidated balance sheets:
	As of December 31,
(MILLIONS OF DOLLARS)	2013	2012
Assets
Cash and cash equivalents	$1,104	$947
Short-term investments	30,225	22,318
Long-term investments	16,406	14,149
Other current assets(a)	286	296
Other noncurrent assets(b)	1,225	1,086
	$49,246	$38,796
Liabilities
Short-term borrowings, including current portion of long-term debt	$6,027	$6,424
Other current liabilities(c)	303	330
Long-term debt	30,462	31,036
Other noncurrent liabilities(d)	327	374
	$37,119	$38,164

(a)
As of December 31, 2013, derivative instruments at fair value include interest rate swaps ($90 million), foreign currency swaps ($24 million) and foreign currency forward-exchange contracts ($172 million) and, as of December 31, 2012, include foreign currency swaps ($144 million) and foreign currency forward-exchange contracts ($152 million).

(b)
As of December 31, 2013, derivative instruments at fair value include interest rate swaps ($378 million) and foreign currency swaps ($847 million) and, as of December 31, 2012, include interest rate swaps ($1.0 billion) and foreign currency swaps ($50 million).

(c)
At December 31, 2013, derivative instruments at fair value include foreign currency swaps ($84 million) and foreign currency forward-exchange contracts ($219 million) and, as of December 31, 2012, include foreign currency swaps ($87 million) and foreign currency forward-exchange contracts ($243 million).

(d)
At December 31, 2013, derivative instruments at fair value include interest rate swaps ($301 million) and foreign currency swaps ($26 million) and, as of December 31, 2012, include interest rate swaps ($33 million) and foreign currency swaps ($341 million).

Contractual Maturities of Available-for-sale and Held-to-maturity Debt Securities

The following table provides the contractual maturities of the available-for-sale and held-to-maturity debt securities:
	Years
		Over 1	Over 5		December 31, 2013
(MILLIONS OF DOLLARS)	Within 1	to 5	to 10	Over 10	Total
Available-for-sale debt securities
Western European, Scandinavian and other government debt(a)	$10,253	$2,380	$—	$—	$12,633
Corporate debt(b)	3,997	4,822	1,236	302	10,357
Reverse repurchase agreements(c)	3,519	—	—	—	3,519
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities	—	2,593	10	303	2,906
Western European, Scandinavian and other government agency debt(a)	1,686	453	—	—	2,139
Supranational debt(a)	1,006	1,009	—	—	2,015
Government National Mortgage Association and other U.S. government guaranteed asset-backed securities	705	159	—	41	905
U.S. government debt	185	222	18	—	425

Held-to-maturity debt securities
Western European, Scandinavian and other government debt(a)	5,909	—	—	—	5,909
Western European, Scandinavian and other government agency debt, certificates of deposit and other(a)	3,113	117	—	—	3,230
Total debt securities	$30,373	$11,755	$1,264	$646	$44,038

(a)	All issued by above-investment-grade governments, government agencies or supranational entities, as applicable.

(b)	Largely issued by above-investment-grade institutions in the financial services sector.

(c)	Involving U.S. securities.

Schedule of Long-term Debt Instruments

The following table provides the components of our senior unsecured long-term debt:
		As of December 31,
(MILLIONS OF DOLLARS)	Maturity Date	2013	2012
6.20%(a)	March 2019	$3,234	$3,327
5.35%(a)	March 2015	3,037	3,065
4.75% euro(b)	June 2016	2,752	2,638
5.75% euro(b)	June 2021	2,748	2,634
7.20%(a)	March 2039	2,603	2,903
6.50% U.K. pound(b)	June 2038	2,459	2,407
5.95%	April 2037	2,085	2,086
4.55% euro	May 2017	1,390	1,384
5.50%	February 2016	1,033	1,048
5.50%(c)	February 2014	—	1,832
4.75% euro(d)	December 2014	—	1,284
Notes and other debt with a weighted-average interest rate of 5.47%(e)	2021–2043	4,810	3,403
Notes and other debt with a weighted-average interest rate of 4.70%(f)	2016–2018	3,683	2,254
Foreign currency notes and other foreign currency debt with a weighted- average interest rate of 3.02%(g)	2015-2016	628	771
Long-term debt		$30,462	$31,036
Current portion of long-term debt (not included above)		$2,060	$2,449

(a)
Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.

(b)
Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20% plus, in each case, accrued and unpaid interest.

(c)	At December 31, 2013, the note was called.

(d)	At December 31, 2013, the note has been reclassified to Current portion of long-term debt.

(e)	Contains debt issuances with a weighted-average maturity of approximately 24 years.

(f)	Contains debt issuances with a weighted-average maturity of approximately 4 years.

(g)	Contains debt issuances with a weighted-average maturity of approximately 2 years.

Schedule of Maturities of Long-term Debt

The following table provides the maturity schedule of our Long-term debt outstanding as of December 31, 2013:
(MILLIONS OF DOLLARS)	2015	2016	2017	2018	After 2018	Total
Maturities	$3,040	$4,412	$2,660	$2,413	$17,937	$30,462

Schedule of Gains/(Losses) Incurred to Hedge or Offset Operational Foreign Exchange or Interest Rate Risk

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a), (b), (c)		Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)		Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)
(MILLIONS OF DOLLARS)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign currency swaps	$—	$—	$554	$703	$220	$257
Foreign currency forward-exchange contracts	—	—	(66)	42	(126)	359

Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency swaps	(3)	(4)	156	200	—	—

Foreign currency forward-exchange contracts	(3)	—	(1)		—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign currency forward-exchange contracts	56	(61)	—	—	—	—
Foreign currency swaps	(18)	(7)	—	—	—	—

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency long-term debt	—	—	133	88	—	—
All other net	(1)	7	—	—	—	—
	$31	$(65)	$776	$1,033	$94	$616

(a)
OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.

(b)
Also includes gains and losses attributable to derivative instruments designated and qualifying as fair value hedges as well as the offsetting gains and losses attributable to the hedged items in such hedging relationships.

(c)	There was no significant ineffectiveness for any period presented.

(d)
Amounts presented represent the effective portion of the gain or loss. For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments.